Financial Instruments - Disclosure of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Cash and bank deposits	R$ 21,679	R$ 13,096
Financial instruments at fair value through profit or loss	80,890	70,353
Cash and cash equivalents	R$ 102,569	R$ 83,449	R$ 3,896	R$ 11,713